POST- EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
POST- EMPLOYMENT BENEFITS
NOTE 11 –   POST- EMPLOYMENT BENEFITS:

                            Plans in respect of severance pay

The Severance Pay Law in Israel requires the Company and its subsidiaries to pay severance pay upon dismissal of an employee or upon termination of employment in other certain circumstances.  In principle, the Severance Pay Law in Israel stipulates that the severance pay amount equals the employee's last salary multiplied by the amount of years in which the employee was employed.

The Group applies Section 14 of the Israeli Severance Pay Act of, 1963, to its employees pursuant to which it is exempt from any severance pay liability, subject to it making certain monthly contributions to employees' pension plans. The Group will not have a legal or constructive obligation to make additional payments if the plan does not have sufficient assets to pay the entire employee benefits relating to the employee's service during the current period and in previous periods.